Other disclosures - Disclosure of gross exposure by stages of impairment (Details) - Home purchase loans - Spain - Gross carrying amount - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 63,914	€ 62,324
With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	63,586	61,905
Less than or equal to 40% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	17,941	16,479
More than 40% or less than 60% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	20,851	19,391
More than 60% and less than 80% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	19,740	19,479
More than 80% and less or equal to 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	3,515	4,376
More than 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,539	2,180
Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	1,248	1,860
Credit impaired | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,200	1,745
Credit impaired | Less than or equal to 40% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	152	187
Credit impaired | More than 40% or less than 60% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	196	240
Credit impaired | More than 60% and less than 80% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	247	349
Credit impaired | More than 80% and less or equal to 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	215	313
Credit impaired | More than 100% | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	€ 390	€ 656